Licensing Agreements with Related Parties (Details Narrative)	Mar. 30, 2023	Nov. 30, 2018
Licensing Agreements [Member] | Sorcia and Ensorcia Argentina LLC [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Gross sales price, percentage		6.00%
Participation interest, percentage		10.00%
Entec Licensing Agreements [Member] | Entec LLC [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Participation interest, percentage	10.00%
Percentage of net sales	6.00%